CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 401,712	¥ 2,931,703	¥ 2,847,933	¥ 488,246
Adjustments to reconcile net income to net cash provided by operating activities:
Foreign exchange gain/(loss), net	1,814	13,239	(2,968)	(10,661)
Loss on disposal of property and equipment	550	4,017	12,713	9,884
Depreciation and amortization	163,063	1,190,037	604,580	391,936
Lease cost	319,529	2,331,919	1,399,217	854,646
Change in the fair value of derivative asset bifurcated from Series B Senior Secured Notes				6,381
Impairment of long-lived assets	1,200	8,925	5,229	221,810
Gain from extinguishment of Series B Senior Secured Notes				(124,139)
Allowance for prepayments and accounts receivable	(2,073)	(15,131)	(3,194)	18,069
Deferred income tax	10,754	78,481	(141,613)	494,472
Interest expenses of convertible senior notes				19,855
Share-based compensation expenses	49,992	364,846	239,506	398,008
Changes in operating assets and liabilities:
Accounts receivable	(4,156)	(30,332)	(21,685)	(20,994)
Inventories	(33,504)	(244,510)	(988,322)	(604,055)
Receivables from online payment platforms	(30,736)	(224,312)	(62,241)	19,640
Prepaid expenses and other current assets	(53,081)	(387,384)	(489,374)	(60,514)
Other non-current assets	(14,736)	(107,544)	(216,260)	(64,132)
Accounts payable	(10,442)	(76,204)	373,203	147,676
Accrued expenses and other liabilities	91,787	669,861	675,313	107,095
Deferred revenues	4,086	29,817	26,056	1,154
Operating lease liabilities	(316,272)	(2,308,156)	(1,442,016)	(875,653)
Payable for equity litigants settlement			84,348	(1,398,906)
Net cash provided by operating activities	579,510	4,229,272	2,900,425	19,818
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(315,400)	(2,301,791)	(2,750,220)	(781,676)
Payment for land use right	(15,971)	(116,557)	(6,478)	(19,344)
Cash received from disposal of property and equipment	56	407	1,982	2,974
Purchases of short-term investments	(50,151)	(366,000)	(1,550,000)
Proceeds received from maturity of short-term investments	29,597	216,000	1,450,000
Floating interest received from structured deposits	1,381	10,080	22,545
Purchases of term deposit	(168,942)	(1,232,940)	(657,527)
Proceeds received from maturity of term deposit	79,610	580,995	42,599
Net cash used in investing activities	(439,820)	(3,209,806)	(3,447,099)	(798,046)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible senior preferred shares				63,380
Repayment of convertible senior notes				(1,560,105)
Repayment of Series B Secured Notes (the "New Notes")				(779,535)
Proceeds from short-term bank borrowings	41,107	300,000
Proceeds from the long-term borrowings	4,604	33,600
Net cash provided by/(used in) financing activities	45,711	333,600		(2,276,260)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	2,052	14,976	7,398	77,133
Net (decrease)/ increase in cash and cash equivalents and restricted cash	187,453	1,368,042	(539,276)	(2,977,355)
Cash and cash equivalents and restricted cash at beginning of years	416,367	3,038,643	3,577,919	6,555,274
Cash and cash equivalents and restricted cash at end of years	603,820	4,406,685	3,038,643	3,577,919
Supplemental disclosures of cash flow information:
Interests received	9,460	69,037	101,753	88,517
Interests paid, net of capitalization	(505)	(3,688)		(34,148)
Income taxes paid	(62,463)	(455,857)	(426,744)	(68,802)
Supplemental disclosures of non-cash activities:
Purchase of property and equipment included in accrued expenses and other liabilities	35,865	261,741	438,554	120,227
Obtaining right-of-use assets in exchange for lease liabilities	395,529	¥ 2,886,567	¥ 4,463,919	1,552,538
Shares issued in restructuring of the Notes				601,408
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	597,740			3,534,304
Current restricted cash	518			7,860
Non-current restricted cash	5,562			35,755
Total cash, cash equivalents and restricted cash in the statements of cashflows	$ 603,820			¥ 3,577,919